Loans - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair value with change in profit or loss	$ 67,000
Gains (losses) on loans sold at fair value	251
Financial instruments FVOCI
Disclosure of detailed information about financial instruments [line items]
Fair value with change in profit or loss	20,000
Gains (losses) on loans sold at fair value	$ 68
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Percentage of loan portfolio at fixed interest rate maturing in not more than one hundred and eight days	75.00%	71.00%
Annual interest rate | Minimun of the year
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	4.63%	1.95%
Annual interest rate | Maximum of the year
Disclosure of detailed information about financial instruments [line items]
Interest rate fluctuations of loans at amortized cost, financial assets	16.28%	16.01%